Guarantees and Contingent Liabilities - Summary of Contract or Notional Amounts of Unfunded Commitments to Extend Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Commercial and commercial real estate [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 103,851
Corporate and purchasing cards [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	20,007
Residential Mortgages [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	109
Retail credit cards [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	71,456
Other Retail [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	29,115
Covered Loans [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	838
Federal Funds [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	4,898
Less Than One Year [Member] | Commercial and commercial real estate [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	20,321
Less Than One Year [Member] | Corporate and purchasing cards [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	20,007
Less Than One Year [Member] | Residential Mortgages [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	98
Less Than One Year [Member] | Retail credit cards [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	71,192
Less Than One Year [Member] | Other Retail [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	11,382
Less Than One Year [Member] | Covered Loans [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	31
Less Than One Year [Member] | Federal Funds [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	4,898
Greater Than One Year [Member] | Commercial and commercial real estate [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	83,530
Greater Than One Year [Member] | Corporate and purchasing cards [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit
Greater Than One Year [Member] | Residential Mortgages [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	11
Greater Than One Year [Member] | Retail credit cards [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	264
Greater Than One Year [Member] | Other Retail [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	17,733
Greater Than One Year [Member] | Covered Loans [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	807
Greater Than One Year [Member] | Federal Funds [Member]
Guarantees and Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit